7. OIL AND GAS PROPERTIES (Details) (USD $)	11 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2012
Beginning Balance		$ 1,724,234
Additions	4,914,624	5,340,264
Disposals	(3,190,390)	(3,734,986)
Transfer
Ending Balance	1,724,234	3,346,071
Unproved Properties
Beginning Balance
Additions	4,914,624	78,427
Disposals	3,734,984
Transfer		(697,016)
Ending Balance	3,346,070	895,832
Proved Properties
Beginning Balance
Additions		5,532,506
Disposals		(3,750,000)
Transfer		697,016
Ending Balance		2,479,522
Asset Retirement Costs
Beginning Balance
Additions		16,552
Disposals
Transfer
Ending Balance		16,552
Accumulated Depreciation Depletion And Impairment
Beginning Balance
Additions		(270,676)
Disposals		15,014
Transfer
Ending Balance		$ (255,662)